BALANCE SHEET (PARENTHETICALS) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BALANCE SHEETS
Common Stock par value	$ 1	$ 1
Common Stock authorized	5,000,000	5,000,000
Common Stock issued	2,500,000	2,500,000
Common Stock outstanding	2,500,000	2,500,000